Bank Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
BANK LOANS

NOTE 6 – BANK LOANS

Bank loans of $4,809,065 represented the amount due to one financial institution in Hong Kong that is repayable in a term of 30 years, with 360 monthly installments and interest charged at the annual rate of 2.5% lower than its best lending rate.

Another loan of $670,377 is due to one financial institution in Hong Kong and is repayable in a term of 10 years, with 120 monthly installments and interest charged at the annual rate of 2.75% of its best lending rate.

We have a revolving credit line of $5,265,610 that is expected to be repaid in the next twelve months and interest is charged at the rate of 1.63% per annum over the Hong Kong Dollar Best Lending Rate.

As of September 30, 2022, the banking facilities of the Company were secured by:

●	Personal guarantee by the directors of the Company’s subsidiary;

●	Legal charge and rental assignment over the leasehold land and buildings owned by its related companies which are controlled by the major shareholder of the Company, Mr. Chan Tin Chi; and

●	Hong Kong Mortgage Corporation Limited.

As of September 30, 2022 and December 31, 2021, bank loans consisted of the following:

	September 30, 2022	December 31, 2021
Mortgage loan	$4,809,065	$5,493,475
Line of revolving loan	5,265,610	4,913,557
100% Guarantee bank loan	670,377	-

Total bank loans	$10,745,052	$10,407,032

Reclassifying as:
Current portion	$5,362,061	$5,584,788
Long-term portion (more than 12 months)	5,382,991	4,822,244

Total bank loans	$10,745,052	$10,407,032

Interest related to the bank loans was $69,621 and $58,524 for the three months ended September 30, 2022 and 2021, respectively.

Interest related to the bank loans was $156,015 and $168,631 for the nine months ended September 30, 2022 and 2021, respectively.

All interests are included in interest expense on the accompanying condensed consolidated statements of operations.

NOTE 6 – BANK LOANS

Bank loans of $4,913,557 represented amount due to one financial institution in Hong Kong that are repayable in a term of 30 years, with 360 monthly installments and interest is charged at the annual rate of 2.5% below its best lending rate.

Revolving credit line of $5,493,475 is expected to be repaid in the next twelve months and interest is charged at the rate of 1.63% per annum over the Hong Kong Dollar Best Lending Rate.

At December 31, 2021, the banking facilities of the Company were secured by:

●	Personal guarantee by the directors of the Company’s subsidiary;

●	Legal charge and rental assignment over the leasehold land and buildings owned by its related companies which are controlled by the major shareholder of the Company, Mr. Chan Tin Chi; and

●	Hong Kong Mortgage Corporation Limited.

At December 31, 2021 and 2020, bank loans consisted of the following:

	December 31, 2021	December 31, 2020

Mortgage loan	$5,493,475	$5,064,142
Line of revolving loan	4,913,557	6,322,417
Short-term bank loans	-	-

Total bank loans	10,407,032	11,386,559

Reclassifying as:
Current portion	$5,584,788	$6,446,139
Long-term portion (more than 12 months)	4,822,244	4,940,420

Total bank loans	$10,407,032	$11,386,559

Interest related to the bank loans was $206,747 and $263,369 for the years ended December 31, 2021 and 2020, respectively.

All interests are included in interest expense on the accompanying consolidated statements of operations.